General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General and Administrative Expenses
Administrative services fees (Note 3)	$ 1,177	$ 1,959	$ 2,354	$ 3,919
Commercial management fees (Note 13)	1,350	1,350	2,700	2,700
Share-based compensation	94	362	167	659
Other expenses	867	750	1,338	1,314
Total	$ 3,488	$ 4,421	$ 6,559	$ 8,592